INCOME TAXES (Details) (USD $)	12 Months Ended										1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Tax Holidays Effect Earnings Per Share, Basic	Dec. 31, 2011 Tax Holidays Effect Earnings Per Share, Basic	Dec. 31, 2010 Tax Holidays Effect Earnings Per Share, Basic	Dec. 31, 2012 Tax Holidays Effect Earnings, Per Share, Diluted	Dec. 31, 2011 Tax Holidays Effect Earnings, Per Share, Diluted	Dec. 31, 2010 Tax Holidays Effect Earnings, Per Share, Diluted	Dec. 31, 2012 Previous EIT Law	Oct. 31, 2011 Hong Kong RDA Hong Kong	Dec. 31, 2012 Hong Kong RDA Hong Kong	Dec. 31, 2011 Hong Kong RDA Hong Kong	Dec. 31, 2010 Hong Kong RDA Hong Kong	Dec. 31, 2009 Hong Kong RDA Hong Kong	Dec. 31, 2012 PRC	Dec. 31, 2012 PRC RDA Beijing CIT Law	Dec. 31, 2011 PRC RDA Beijing CIT Law	Dec. 31, 2010 PRC RDA Beijing CIT Law	Dec. 31, 2012 PRC RDA Shanghai CIT Law	Dec. 31, 2011 PRC RDA Shanghai CIT Law	Dec. 31, 2010 PRC RDA Shanghai CIT Law	Dec. 31, 2009 PRC RDA Shanghai CIT Law	Dec. 31, 2008 PRC RDA Shanghai CIT Law
INCOME TAXES
Statutory income tax rate (as a percent)	8.25%	8.25%	8.25%												16.50%		12.50%	12.50%	12.50%			15.00%
Percentage of profits claimed as offshore sourced and excluded from profits tax rate											50.00%	50.00%
Ratio of manufacturing offshore claim lodged, subject to Inland Revenue Department inquiry														1
Additional tax liabilities on rejection of preferential tax treatment												$ 4,400,000	$ 4,500,000	$ 2,400,000
Preferential tax rate as a High and New Technology Enterprise (as a percent)																	15.00%			15.00%	15.00%	15.00%	15.00%	15.00%
Period for which preferential tax rate is applicable as a High and New Technology Enterprise (NHTE)																								3 years
Income tax exemption period to foreign-invested Integrated Circuit design enterprises										2 years
Income tax rate reduction period to foreign-invested Integrated Circuit design enterprises										3 years
Preferential tax rate after partial exemption (as a percent)										50.00%
Withholding tax for PRC subsidiaries (as a percent)																10.00%
Withholding tax rate on dividends payable to parent company in Hong Kong (as a percent)																5.00%
Per ordinary share effect (in dollars per share)				$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Reconciliation between the statutory income tax rate and the effective tax rate
Statutory income tax rate (as a percent)	8.25%	8.25%	8.25%												16.50%		12.50%	12.50%	12.50%			15.00%
Tax differential from statutory rate applicable to RDA Hong Kong (as a percent)	(0.15%)	0.05%	3.34%
Effective income tax rate (as a percent)	8.10%	8.30%	11.59%
Significant components of deferred tax assets
Property and equipment basis difference		14,000
Total deferred tax assets		14,000
Significant components of deferred tax liabilities
Property and equipment basis difference	98,000
Total deferred tax liabilities	98,000
Provision for income taxes
Current income tax expense	4,550,000	4,553,000	2,368,000
Deferred income tax expense	112,000	118,000	140,000
Provision for income taxes, total	4,662,000	4,671,000	2,508,000
Unrecognized tax benefits
Balance at the beginning of the period	229,000	245,000
Reversal of accrual		(28,000)
Exchange rate difference	1,000	12,000
Balance at the end of the period	230,000	229,000	245,000
Additional disclosures
Accrued interest and income tax penalties	164,000	161,000
Aggregate amount and per share effect of the tax holiday
The aggregate dollar effect	$ (1,312,000)	$ (687,000)	$ (146,000)